BASIC AND DILUTED EARNINGS PER SHARE (Details) Rp / shares in Units, $ / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp) Rp / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 IDR (Rp) Rp / shares shares	Dec. 31, 2020 IDR (Rp) Rp / shares shares
BASIC AND DILUTED EARNINGS PER SHARE
Owners of the parent company	Rp 20,736	$ 1,332	Rp 24,877	Rp 21,052
Weighted average shares outstanding, basic	99,062,216,600	99,062,216,600	99,062,216,600	99,062,216,600
Profit per share - (Basic) | (per share)	Rp 209.32	$ 0.01	Rp 251.13	Rp 212.51